RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-Term
Allowances for advances to growers and suppliers	$ (9,606)	$ (5,598)
Net advances to growers and suppliers	72,350	18,946
Long-Term
Net advances to growers and suppliers	10,337	3,903
Secured advances
Short-Term
Gross advances to growers and suppliers	49,919	22,678
Allowances for advances to growers and suppliers	(5,512)	(3,732)
Long-Term
Gross advances to growers and suppliers	11,456	4,935
Allowances for advances to growers and suppliers	(1,735)	(1,032)
Unsecured advances
Short-Term
Gross advances to growers and suppliers	32,037	1,865
Allowances for advances to growers and suppliers	(4,094)	(1,865)
Long-Term
Gross advances to growers and suppliers	1,358	1,197
Allowances for advances to growers and suppliers	$ (742)	$ (1,197)